United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	112961 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      706    20400 SH       SOLE                    13400             13200
KMART CV PFD                   PFD CV           498778208      383     8750 SH       SOLE                     7250              1500
Nuevo Financing CV PFD A       PFD CV           670511203      274    10050 SH       SOLE                     6150              3900
USX CV PFD A                   PFD CV           902905819     1207    27750 SH       SOLE                    14550             18800
Western Gas CV PFD             PFD CV           958259301      768    28700 SH       SOLE                    16700             20000
AGL Resources Inc.             COM              001204106     1725   101500 SH       SOLE                    33200             81300
Abbott Laboratories            COM              002824100      694    19100 SH       SOLE                     8000             11100
Allegheny Energy               COM              017361106     1017    37750 SH       SOLE                     9450             28300
American Express               COM              025816109     6273    37731 SH       SOLE                    12900             28331
American Home Prods.           COM              026609107      200     5097 SH       SOLE                                       5097
American Int'l Group           COM              026874107     2182    20180 SH       SOLE                     6271             13909
American Tower Systems         COM              029912201     2708    88600 SH       SOLE                    23000             65600
Analog Devices                 COM              032654105      434     4666 SH       SOLE                                       4666
Andover Bancorp Inc.           COM              034258103      560    20000 SH       SOLE                     4200             15800
Apache                         COM              037411105     2131    57700 SH       SOLE                    21800             45900
Automatic Data Proc            COM              053015103      469     8700 SH       SOLE                                       8700
AvalonBay REIT                 COM              053484101     2507    72405 SH       SOLE                    25016             54303
BP Amoco PLC ADR               COM              055622104      610    10286 SH       SOLE                     5394              4892
BellSouth                      COM              079860102      459     9804 SH       SOLE                     2000              7804
Beringer Wine Estates          COM              084102102      710    17800 SH       SOLE                    10000              7800
Berkshire Hathaway CL B        COM              084670207      384      210 SH       SOLE                       42               168
BestFoods                      COM              08658U101      210     4000 SH       SOLE                                       4000
Boston Properties              COM              101121101      685    22000 SH       SOLE                     7700             20300
Cabot Corp                     COM              127055101     1495    73350 SH       SOLE                    28000             54350
Carter Wallace                 COM              146285101      947    52800 SH       SOLE                    21400             31400
Chase Manhattan                COM              16161A108     1655    21300 SH       SOLE                    13700             11800
Chateau Communities            COM              161726104     1513    58339 SH       SOLE                    22300             44039
Chevron                        COM              166751107      243     2810 SH       SOLE                      800              2010
Cintas Corp                    COM              172908105      677    12750 SH       SOLE                                      12750
Circuit City Stores            COM              172737108      284     6300 SH       SOLE                     2000              4300
Cisco Systems                  COM              17275R102      891     8320 SH       SOLE                     1900              6420
Citigroup                      COM              172967101      215     3852 SH       SOLE                     2700              1152
Clear Channel                  COM              184502102     1017    11400 SH       SOLE                     1600              9800
Comcast CL A                   COM              200300101      845    17650 SH       SOLE                     3800             13850
Comcast CL A SPL               COM              200300200      908    17950 SH       SOLE                     3800             14150
Connecticut Energy             COM              207567108      638    16400 SH       SOLE                     1700             14700
Constellation Energy Group     COM              210371100      254     8750 SH       SOLE                     1500              7250
Cox Communications             COM              224044107     2029    39400 SH       SOLE                    10000             29400
Crown Castle Int'l             COM              228227104     2059    64100 SH       SOLE                    18900             45200
Diebold Inc.                   COM              253651103      352    15000 SH       SOLE                    13100              1900
DuPont                         COM              263534109     2419    36720 SH       SOLE                     5000             31720
Duke-Weeks Realty              COM              264411505     1292    66250 SH       SOLE                    27150             48100
Dun & Bradstreet Corp.         COM              26483B106     1664    56400 SH       SOLE                    21200             44500
EMC Corp.                      COM              268648102      579     5300 SH       SOLE                     1400              3900
EOG Resources, Inc.            COM              26875P101     1951   111100 SH       SOLE                    38100             85000
Exxon Mobil                    COM              30231G102      665     8260 SH       SOLE                                       8260
Ford Motor                     COM              345370100     2366    44388 SH       SOLE                    17000             34288
Furniture Brands               COM              360921100     1901    86400 SH       SOLE                    33600             61800
GTE Corp.                      COM              362320103      902    12778 SH       SOLE                     1500             11278
General Electric               COM              369604103     5917    38239 SH       SOLE                    14600             23639
General Mills                  COM              370334104      716    20024 SH       SOLE                     4906             15118
HSB Group Inc.                 COM              40428N109      536    15850 SH       SOLE                     7300              8550
Halliburton Co.                COM              406216101     1932    48000 SH       SOLE                    23000             33000
Haverty Furniture              COM              419596101     2545   201600 SH       SOLE                    77700            145900
Hewlett-Packard                COM              428236103     3602    31670 SH       SOLE                    14000             21670
Home Depot Inc.                COM              437076102     2946    42855 SH       SOLE                     9450             33405
Illinois Tool Works            COM              452308109      203     3000 SH       SOLE                     3000
Int'l Bus Machines             COM              459200101      368     3412 SH       SOLE                                       3412
Intel                          COM              458140100      819     9944 SH       SOLE                     1400              8544
Johnson & Johnson              COM              478160104     1007    10804 SH       SOLE                     4500              6304
Keyspan Corp.                  COM              49337W100      646    27850 SH       SOLE                    10300             27050
Kimberly-Clark                 COM              494368103     2739    41850 SH       SOLE                    14400             32450
Laclede Gas Co.                COM              505588103      729    33700 SH       SOLE                    22000             23700
Lafarge                        COM              505862102     1768    64000 SH       SOLE                    30200             45800
Mallinckrodt, Inc.             COM              561232109     1809    56850 SH       SOLE                    20400             43450
Massbank                       COM              576152102      526    17832 SH       SOLE                     4333             13499
Merck & Co.                    COM              589331107     2062    30687 SH       SOLE                    10720             19967
Microsoft                      COM              594918104     2560    21930 SH       SOLE                     4000             17930
Mitchell Energy & Dev B        COM              606592301     1544    71600 SH       SOLE                    23800             62800
Motorola                       COM              620076109      294     2000 SH       SOLE                                       2000
Nthwest Natural Gas            COM              667655104     1717    78275 SH       SOLE                    24400             63875
Ocean Energy Inc.              COM              67481E106      365    47070 SH       SOLE                    13780             33290
Paychex Inc                    COM              704326107     1187    29675 SH       SOLE                     2625             27050
Pfizer Inc.                    COM              717081103     1212    37372 SH       SOLE                    14472             22900
Questar Corp.                  COM              748356102     1654   110300 SH       SOLE                    34100             90200
Regions Financial              COM              758940100     2182    86860 SH       SOLE                    31870             70290
SBC Communications             COM              78387G103      394     8086 SH       SOLE                                       8086
SCANA Corp                     COM              805898103     1827    68000 SH       SOLE                    22800             54200
Santa Fe Snyder Corp.          COM              80218K105     1886   235705 SH       SOLE                    65500            170205
Schlumberger Ltd               COM              806857108      811    14450 SH       SOLE                     3400             11050
Sun Microsystems               COM              866810104      245     3160 SH       SOLE                                       3160
Sysco                          COM              871829107      962    24322 SH       SOLE                     4000             20322
The Allstate Corp.             COM              020002101      929    38600 SH       SOLE                    16300             29300
Time Warner                    COM              887315109      402     5560 SH       SOLE                     1560              4000
Travelers PPTY                 COM              893939108      906    26450 SH       SOLE                     2350             24100
Warner Lambert Co.             COM              934488107      222     2712 SH       SOLE                     2112               600
Washington Gas LT              COM              938837101      426    15500 SH       SOLE                    10000             15500
Yankee Energy                  COM              984779108     1415    32200 SH       SOLE                     1000             31200
Int'l Business Mach            COM              459200101     1549    14358 SH       SOLE                    14358
Warren Bancorp Inc.            COM              934710104      345    46000 SH       SOLE                                      46000